Credit Facilities - Additional Information (Detail) - Revolving Term Loan [member] $ in Millions		12 Months Ended
	Jun. 09, 2021 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Bank Debt Facilities
Maximum available credit under revolving term loan		$ 2,000
Maximum net debt to tangible net worth ratio		0.75%
Minimum interest coverage ratio		3.00
Extension of revolving term loan [member]
Disclosure Of Bank Debt Facilities
Credit facility extension fees	$ 2
Bottom of range [member] | LIBOR [member]
Disclosure Of Bank Debt Facilities
Basis spread		1.00%
Bottom of range [member] | Bank of Nova Scotia Base Rate [member]
Disclosure Of Bank Debt Facilities
Basis spread		0.00%
Top of range [member] | LIBOR [member]
Disclosure Of Bank Debt Facilities
Basis spread		2.05%
Top of range [member] | Bank of Nova Scotia Base Rate [member]
Disclosure Of Bank Debt Facilities
Basis spread		1.05%